Employee benefit plan - FY	12 Months Ended
Dec. 31, 2015
Employee benefit plan [Abstract]
Employee benefit plan
13.	Employee benefit plan

In 2010, the Company established a defined contribution employee retirement plan (“Plan”) in accordance with Section 401(k) of the Internal Revenue Code. Expenses related to the Plan were $0.8 million, $0.5 million and $0.5 million in 2015, 2014 and 2013, respectively.